Consolidated Statements of Partners' Capital (USD $) In Thousands	Total	Preferred Units	General Partner and Special Limited Partner	Limited Partners	High performance Units	Investment In Aimco Common Stock	Partners' Capital Attributable to the Partnership	Non-controlling Interests
Beginning Balances at Dec. 31, 2007	$ 2,152,326	$ 815,053	$ 664,283	$ 253,652	$ (28,740)	$ (6,151)	$ 1,698,097	$ 454,229
Redemption of preferred units held by Aimco	(24,840)	(27,000)	2,160				(24,840)
Common units redeemed by Limited Partners to Special Limited Partner			4,182	(4,182)
Contribution from Aimco related to employee stock purchases, net	1,671		1,671				1,671
Contribution from Aimco related to stock option exercises	481		481				481
Amortization of Aimco stock-based compensation	17,573		17,573				17,573
Contributions from noncontrolling interests	6,854							6,854
Adjustment to noncontrolling interests from consolidation of entities	14,969							14,969
Redemption of partnership units held by non-Aimco partners	(4,168)	(976)		(2,046)	(1,146)		(4,168)
Repurchase of common units related to Aimco common stock repurchases	(473,532)		(473,532)				(473,532)
Other, net	(1,763)	(1,083)	(488)	(8)	388		(1,191)	(572)
Net income (loss)	627,788	61,354	370,729	30,059	9,897		472,039	155,749
Common units issued to Aimco pursuant to Special Distributions	487,477		487,477				487,477
Distributions to noncontrolling interests	(249,456)							(249,456)
Common distributions	(742,932)		(675,416)	(50,896)	(17,662)	1,042	(742,932)
Distributions to preferred unitholders	(62,700)	(62,700)					(62,700)
Reclassification of redeemable preferred units to temporary capital (Note 11)	(88,148)	(88,148)					(88,148)
Adjustment to reflect Limited Partners' capital at redemption value			144,118	(144,118)
Ending Balance at Dec. 31, 2008	1,661,600	696,500	543,238	82,461	(37,263)	(5,109)	1,279,827	381,773
Redemption of preferred units held by Aimco	(4,200)	(6,000)	1,800				(4,200)
Common units redeemed by Limited Partners to Special Limited Partner			7,085	(7,085)
Amortization of Aimco stock-based compensation	8,007		8,007				8,007
Contributions from noncontrolling interests	5,535							5,535
Redemption of partnership units held by non-Aimco partners	(980)			(980)			(980)
Other, net	3,444		4,164				4,164	(720)
Net income (loss)	(43,980)	50,566	(114,390)	(6,539)	(2,347)		(72,710)	22,442
Common units issued to Aimco pursuant to Special Distributions	148,746		148,746				148,746
Distributions to noncontrolling interests	(91,904)							(91,904)
Common distributions	(49,040)		(46,880)	(1,945)	(703)	488	(49,040)
Distributions to preferred unitholders	(50,566)	(50,566)					(50,566)
Reclassification of redeemable preferred units to temporary capital (Note 11)	(30,000)	(30,000)					(30,000)
Adjustment to reflect Limited Partners' capital at redemption value			(30,078)	30,078
Ending Balance at Dec. 31, 2009	1,550,374	660,500	521,692	95,990	(40,313)	(4,621)	1,233,248	317,126
Issuance of preferred units to Aimco	94,755	98,101	(3,346)				94,755
Redemption of preferred units held by Aimco	(98,000)	(102,511)	4,511				(98,000)
Common units issued to Aimco	14,046		14,046				14,046
Common units issued in exchange for noncontrolling interests in consolidated real estate partnerships	6,854			6,854			6,854
Repayments on Aimco officer notes	577		577				577
Contribution from Aimco related to employee stock purchases, net	2,176		2,176				2,176
Amortization of Aimco stock-based compensation	8,182		8,182				8,182
Contributions from noncontrolling interests	7,422							7,422
Adjustment to noncontrolling interests from consolidation of entities	6,324							6,324
Adjustment to noncontrolling interests related to revision of investment balances (Note 2)	(38,718)							(38,718)
Effect of changes in ownership for consolidated entities (Note 3)	(21,858)		(25,586)	(1,291)	(514)		(27,391)	5,533
Cumulative effect of a change in accounting principle (Note 2)	23,155		(25,759)	(1,340)	(521)		(27,620)	50,775
Change in accumulated other comprehensive loss	(1,105)		(875)	(45)	(18)		(938)	(167)
Redemption of partnership units held by non-Aimco partners	3,571			3,495	76		3,571
Other, net	1,404		(472)				(472)	1,876
Net income (loss)	(88,765)	53,590	(125,018)	(6,486)	(2,514)		(80,428)	(13,301)
Distributions to noncontrolling interests	(44,463)							(44,463)
Common distributions	(38,444)		(35,304)	(2,428)	(936)	224	(38,444)
Distributions to preferred unitholders	(52,079)	(52,079)					(52,079)
Adjustment to reflect Limited Partners' capital at redemption value			(70,642)	70,642
Ending Balance at Dec. 31, 2010	$ 1,323,302	$ 657,601	$ 264,182	$ 158,401	$ (44,892)	$ (4,397)	$ 1,030,895	$ 292,407